DISPOSITIONS AND ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2020
DISPOSITIONS AND ASSETS HELD FOR SALE
DISPOSITIONS AND ASSETS HELD FOR SALE

4.    DISPOSITIONS AND ASSETS HELD FOR SALE

Dispositions

On June 20, 2019, the Company completed the sale of all the issued and outstanding shares of Mustang for a sales price of $27,000, exclusive of net working capital adjustments of $147 paid to the buyer. The Company received $26,853 in cash. As of December 31, 2019, the company recognized a gain of $3,019 associated with the sale of Mustang which is included in other general expenses in the consolidated statements of operations and comprehensive income (loss). In connection with the sale of Mustang, Kanders & Company, Inc., a company controlled by Warren Kanders, our Chairman of the Board, received compensation from Cadre of $450, which is included in related party expense in the Company’s consolidated statements of operations and comprehensive income (loss).

The sale of Mustang did not meet the criteria for classification as discontinued operations as the deconsolidation did not represent a strategic shift in the business.

Held for Sale

In November 2019, the Company designated a Ontario, California facility as held for sale. Accordingly, during 2019, the Company determined that the assets and liabilities associated with the Ontario, California facility met the criteria for classification as held for sale but did not meet the criteria for classification as discontinued operations as the deconsolidation did not represent a strategic shift in the business. Total assets associated with our Ontario, California facility were $6,168 and are presented in our consolidated balance sheet as of December 31, 2019 as current assets held for sale. There were no liabilities associated with the facility. The Company completed the sale of this facility on April 1, 2020 for a net sales price of $12,387, resulting in a gain of $6,219 included in other general expenses in the consolidated statements of operations and comprehensive income (loss) as of December 31, 2020.